Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments
5. Investments

Fixed Maturity Securities

The following tables provide information relating to investments in fixed maturity securities (in millions):

December 31, 2019	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Government and government agencies	$7.0	$0.7	$—	$7.7
States, municipalities and political subdivisions	405.4	34.7	—	440.1
Residential mortgage-backed securities	63.0	4.5	(0.6)	66.9
Commercial mortgage-backed securities	108.2	1.8	(0.6)	109.4
Asset-backed securities	592.6	2.2	(17.0)	577.8
Corporate and other	2,569.1	273.1	(15.2)	2,827.0
Total fixed maturity securities	$3,745.3	$317.0	$(33.4)	$4,028.9

December 31, 2018	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Government and government agencies	$24.7	$0.7	$—	$25.4
States, municipalities and political subdivisions	413.7	9.6	(1.4)	421.9
Residential mortgage-backed securities	92.6	3.1	(1.3)	94.4
Commercial mortgage-backed securities	94.7	0.3	(1.1)	93.9
Asset-backed securities	540.8	0.8	(30.1)	511.5
Corporate and other	2,311.0	17.0	(83.5)	2,244.5
Total fixed maturity securities	$3,477.5	$31.5	$(117.4)	$3,391.6

The amortized cost and fair value of fixed maturity securities available-for-sale as of December 31, 2019 are shown by contractual maturity in the table below (in millions). Actual maturities can differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Asset and mortgage-backed securities are shown separately in the table below, as they are not due at a single maturity date:

	Amortized Cost	Fair Value
Corporate, Municipal, U.S. Government and Other securities
Due in one year or less	$32.3	$33.2
Due after one year through five years	243.2	250.8
Due after five years through ten years	416.9	440.3
Due after ten years	2,289.1	2,550.5
Subtotal	2,981.5	3,274.8
Mortgage-backed securities	171.2	176.3
Asset-backed securities	592.6	577.8
Total	$3,745.3	$4,028.9

The tables below show the major industry types of the Company’s corporate and other fixed maturity securities (in millions):

	December 31, 2019			December 31, 2018
	Amortized Cost	Fair Value	% of Total	Amortized Cost	Fair Value	% of Total
Finance, insurance, and real estate	$632.2	$674.9	23.8%	$469.0	$452.9	20.2%
Transportation, communication and other services	785.7	855.2	30.3%	758.6	734.0	32.7%
Manufacturing	728.7	825.9	29.2%	712.7	693.5	30.9%
Other	422.5	471.0	16.7%	370.7	364.1	16.2%
Total	$2,569.1	$2,827.0	100.0%	$2,311.0	$2,244.5	100.0%
A portion of certain OTTI losses on fixed maturity securities is recognized in Accumulated Other Comprehensive Income ("AOCI"). For these securities the net amount represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in AOCI. The Company recognized the following (in millions):

	Years Ended December 31,
	2019	2018
Net realized and unrealized gains on investments	$2.1	$1.5
Other income (expenses), net	0.3	0.2
Total other-than-temporary impairments	$2.4	$1.7

The following table presents the total unrealized losses for the 139 and 749 fixed maturity securities held by the Company as of December 31, 2019 and December 31, 2018, respectively, where the estimated fair value had declined and remained below amortized cost by the indicated amount (in millions):

	December 31, 2019		December 31, 2018
Fixed maturity securities	Unrealized Losses	% of Total	Unrealized Losses	% of Total
Less than 20%	$(32.6)	97.6%	$(116.0)	98.8%
20% or more for less than six months	—	—%	(0.8)	0.7%
20% or more for six months or greater	(0.8)	2.4%	(0.6)	0.5%
Total	$(33.4)	100.0%	$(117.4)	100.0%

The determination of whether unrealized losses are "other-than-temporary" requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include (i) whether the unrealized loss is credit-driven or a result of changes in market interest rates, (ii) the extent to which fair value is less than cost basis, (iii) cash flow projections received from independent sources, (iv) historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases, (v) near-term prospects for improvement in the issuer and/or its industry, (vi) third party research and communications with industry specialists, (vii) financial models and forecasts, (viii) the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments, (ix) discussions with issuer management, and (x) ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

The Company analyzes its MBS for OTTI each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan-to-collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data.

The Company believes it will recover its cost basis in the non-impaired securities with unrealized losses and that the Company has the ability to hold the securities until they recover in value. The Company neither intends to sell nor does it expect to be required to sell the securities with unrealized losses as of December 31, 2019. However, unforeseen facts and circumstances may cause the Company to sell fixed maturity and equity securities in the ordinary course of managing its portfolio to meet certain diversification, credit quality and liquidity guidelines.

The following tables present the estimated fair values and gross unrealized losses for the 139 and 749 fixed maturity securities held by the Company that have estimated fair values below amortized cost as of each of December 31, 2019 and December 31, 2018, respectively. The Company does not have any OTTI losses reported in AOCI. These investments are presented by investment category and the length of time the related fair value has remained below amortized cost (in millions):

December 31, 2019	Less than 12 months		12 months or greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government and government agencies	$0.3	$—	$—	$—	$0.3	$—
States, municipalities and political subdivisions	2.0	—	—	—	2.0	—
Residential mortgage-backed securities	2.3	—	8.2	(0.6)	10.5	(0.6)
Commercial mortgage-backed securities	58.1	(0.6)	0.2	—	58.3	(0.6)
Asset-backed securities	126.5	(1.5)	255.8	(15.5)	382.3	(17.0)
Corporate and other	169.6	(3.7)	177.4	(11.5)	347.0	(15.2)
Total fixed maturity securities	$358.8	$(5.8)	$441.6	$(27.6)	$800.4	$(33.4)

December 31, 2018	Less than 12 months		12 months of greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government and government agencies	$5.0	$—	$3.3	$—	$8.3	$—
States, municipalities and political subdivisions	117.2	(1.3)	1.9	(0.1)	119.1	(1.4)
Residential mortgage-backed securities	22.4	(1.2)	5.7	(0.1)	28.1	(1.3)
Commercial mortgage-backed securities	57.8	(1.1)	—	—	57.8	(1.1)
Asset-backed securities	466.0	(29.6)	5.9	(0.5)	471.9	(30.1)
Corporate and other	1,418.2	(71.9)	254.6	(11.6)	1,672.8	(83.5)
Total fixed maturity securities	$2,086.6	$(105.1)	$271.4	$(12.3)	$2,358.0	$(117.4)

As of December 31, 2019, investment grade fixed maturity securities (as determined by nationally recognized rating agencies) represented approximately 68.3% of the gross unrealized loss and 81.8% of the fair value. As of December 31, 2018, investment grade fixed maturity securities represented approximately 87.9% of the gross unrealized loss and 93.1% of the fair value. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

Equity securities

The following tables provide information relating to investments in equity securities measured at fair value (in millions):

	December 31,
Equity securities	2019	2018
Common stock	$10.5	$15.0
Perpetual preferred stock	82.0	185.5
Total equity securities	$92.5	$200.5

Other invested assets

Carrying values of other invested assets were as follows (in millions):

	December 31, 2019		December 31, 2018
	Measurement Alternative	Equity Method	Measurement Alternative	Equity Method
Common stock	$—	$2.4	$—	$2.1
Preferred stock	—	16.1	1.6	9.6
Other	—	49.6	—	38.1
Total	$—	$68.1	$1.6	$49.8

Summarized financial information for equity method investees not consolidated as of and for the year ended December 31, 2019 were not significant. Summarized financial information for equity method investees not consolidated as of and for the year ended December 31, 2018 were as follows (information for one of the investees is reported on a one month lag, in millions):

	Years Ended December 31,
	2019	2018
Net revenue	$307.9	$323.9
Gross profit	$69.4	$85.6
Income from continuing operations	$11.3	$25.8
Net income	$7.8	$18.6

Current assets	$319.9	$243.5
Noncurrent assets	$16.2	$13.0
Current liabilities	$219.3	$165.7
Noncurrent liabilities	$16.8	$13.9
Net investment income

The major sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2019	2018
Fixed maturity securities, available-for-sale at fair value	$177.3	$98.3
Equity securities	7.6	5.4
Mortgage loans	15.0	7.3
Policy loans	1.1	1.2
Other invested assets	4.0	4.8
Gross investment income	205.0	117.0
External investment expense	(1.2)	(0.4)
Net investment income	$203.8	$116.6

Net realized and unrealized gains (losses) on investments

The major sources of net realized and unrealized gains and losses on investments were as follows (in millions):

	Years Ended December 31,
	2019	2018
Realized gains on fixed maturity securities	$10.6	$5.6
Realized losses on fixed maturity securities	(10.2)	(1.5)
Realized gains on equity securities	3.4	0.3
Realized losses on equity securities	(3.3)	—
Realized gains on mortgage loans	1.0	—
Realized losses on mortgage loans	(0.3)	—
Net unrealized gains (losses) on equity securities	3.4	(11.6)
Net unrealized gains (losses) on derivative instruments	(1.7)	0.3
Impairment loss	(2.2)	(1.5)
Net realized and unrealized gains (losses)	$0.7	$(8.4)